Investments, AFS debt securities - Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Fair Value
Total	₨ 10,247,500.8	$ 109,213.5	₨ 9,910,174.3
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	1,209,369.0		870,965.2
Over one year through five years	2,751,127.9		2,142,308.6
Over five years through ten years	3,744,921.3		3,575,041.2
Over ten years	2,640,856.8		3,013,755.0
Total	10,346,275.0		9,602,070.0
Fair Value
Within one year	1,210,913.7	12,905.4	871,833.8
Over one year through five years	2,748,446.2	29,291.8	2,169,135.3
Over five years through ten years	3,680,911.6	39,229.6	3,641,124.4
Over ten years	2,494,012.6	26,580.1	3,114,430.7
Total	₨ 10,134,284.1	$ 108,006.9	₨ 9,796,524.2